Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total For Non-CEO NEO ($)(1)	Average Compensation Actually Paid to Non-CEO NEO ($)(1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in millions)	Company Selected Performance Measure: Revenue(4) ($ in millions)
					Total Shareholder Return ($)(2)	Peer Group Total Shareholder Return ($)(3)
2024	36,572,360	61,326,002	16,178,844	25,795,683	216.61	214.72	2,963	16,285
2023	27,305,429	34,871,125	11,557,818	14,414,929	170.19	156.68	2,384	14,368
2022	27,174,857	18,442,842	13,385,497	9,760,839	150.61	124.74	2,066	12,726
2021	24,929,237	82,944,429	12,290,493	39,367,120	174.01	138.33	2,062	9,633

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The named executives included in the above table were:

Fiscal Year	CEO	Non-CEO NEOs
2024	Sasan K. Goodarzi	Sandeep S. Aujla, Laura A. Fennell, Mark Notarainni, and Marianna Tessel
2023	Sasan K. Goodarzi	Michelle M. Clatterbuck, J. Alexander Chriss, Laura A. Fennell, and Marianna Tessel
2022	Sasan K. Goodarzi	Michelle M. Clatterbuck, J. Alexander Chriss, Laura A. Fennell, and Marianna Tessel
2021	Sasan K. Goodarzi	Michelle M. Clatterbuck, J. Alexander Chriss, Gregory N. Johnson, and Marianna Tessel

Peer Group Issuers, Footnote	The peer group for this purpose is the Morgan Stanley Technology Index, which is the industry peer group we use for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 36,572,360	$ 27,305,429	$ 27,174,857	$ 24,929,237
PEO Actually Paid Compensation Amount	$ 61,326,002	34,871,125	18,442,842	82,944,429
Adjustment To PEO Compensation, Footnote
To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

	Fiscal 2024
	CEO $	Average for Non-CEO NEOs $
SCT Total	36,572,360	16,178,844
Adjustments
Deduction: Amounts reported under “Stock Awards” and “Option Awards” column in the SCT (1)	(32,897,416)	(14,578,256)
Addition: Year-end fair value of equity awards granted in the fiscal year (2)	34,239,530	15,172,056
Addition: Fair value of awards on the vesting date for awards granted and vested during the fiscal year (2)	—	77,403
Addition: Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of fiscal year-end (2)	8,668,369	2,430,144
Addition: Change in fair value from prior year-end to vesting date of awards granted in prior fiscal years that vested during the fiscal year (2)	14,743,159	6,515,492
Compensation Actually Paid	61,326,002	25,795,683
(1)Represents the grant date fair value of the equity-based awards computed in accordance with FASB ASC Topic 718 and disclosed in the SCT.
(2)Reflects the adjustments made based on the value of equity awards calculated in accordance with the SEC methodology for determining CAP. The valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 16,178,844	11,557,818	13,385,497	12,290,493
Non-PEO NEO Average Compensation Actually Paid Amount	$ 25,795,683	14,414,929	9,760,839	39,367,120
Adjustment to Non-PEO NEO Compensation Footnote
To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

	Fiscal 2024
	CEO $	Average for Non-CEO NEOs $
SCT Total	36,572,360	16,178,844
Adjustments
Deduction: Amounts reported under “Stock Awards” and “Option Awards” column in the SCT (1)	(32,897,416)	(14,578,256)
Addition: Year-end fair value of equity awards granted in the fiscal year (2)	34,239,530	15,172,056
Addition: Fair value of awards on the vesting date for awards granted and vested during the fiscal year (2)	—	77,403
Addition: Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of fiscal year-end (2)	8,668,369	2,430,144
Addition: Change in fair value from prior year-end to vesting date of awards granted in prior fiscal years that vested during the fiscal year (2)	14,743,159	6,515,492
Compensation Actually Paid	61,326,002	25,795,683
(1)Represents the grant date fair value of the equity-based awards computed in accordance with FASB ASC Topic 718 and disclosed in the SCT.
(2)Reflects the adjustments made based on the value of equity awards calculated in accordance with the SEC methodology for determining CAP. The valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus TSR

CEO Compensation Actually Paid	Non-CEO NEO Average Compensation Actually Paid	TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income

CEO Compensation Actually Paid	Non-CEO NEO Average Compensation Actually Paid	Net Income

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Revenue

CEO Compensation Actually Paid	Non-CEO NEO Average Compensation Actually Paid	Revenue

Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus TSR

CEO Compensation Actually Paid	Non-CEO NEO Average Compensation Actually Paid	TSR	Peer Group TSR

Tabular List, Table	Below is an unranked list of the most important financial performance measures that we use to link Compensation Actually Paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance:
•Revenue
•Non-GAAP operating income
•Relative TSR

Total Shareholder Return Amount	$ 216.61	170.19	150.61	174.01
Peer Group Total Shareholder Return Amount	214.72	156.68	124.74	138.33
Net Income (Loss)	$ 2,963,000,000	$ 2,384,000,000	$ 2,066,000,000	$ 2,062,000,000
Company Selected Measure Amount	16,285,000,000	14,368,000,000	12,726,000,000	9,633,000,000
PEO Name	Sasan K. Goodarzi	Sasan K. Goodarzi	Sasan K. Goodarzi	Sasan K. Goodarzi
Additional 402(v) Disclosure	TSR for each of fiscal 2024, 2023, 2022, and 2021 is cumulative, reflecting the value of a fixed $100 investment beginning with the market close on July 31, 2020, the last trading day before fiscal 2021, through and including the end of the respective listed fiscal years, and that all dividends were reinvested.Our company selected financial measure, as required by Item 402(v) of Regulation S-K, is revenue, which, in our assessment, represents the most important financial performance measure linking fiscal 2024 NEO Compensation Actually Paid to company performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (32,897,416)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,239,530
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,668,369
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,743,159
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,578,256)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,172,056
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,430,144
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,403
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,515,492